Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Operating activities
Net loss	$ (192,460)	$ (133,302)
Adjustments for:
Share-based compensation	7,437	4,070
Depreciation	11,570	2,511
Accretion	5,761	749
Gain on disposal of investments	(11,854)	(54)
Share of loss of associates	641	1,704
Net gain on acquisition of investments		(222)
Change in fair value of financial assets and liabilities at fair value through profit and loss	480	701
Gain on change in fair value of warrant liability	(25,008)
Unrealized gain on dilution		(1,847)
Unrealized Foreign exchange loss		489
Deferred income tax expense (recovery)	1,706	(12,971)
Impairment of assets	140,000	121,594
Premium on flow-through shares	(914)	(6,971)
Cumulative catch-up adjustment on contract liability	(4,362)
Gain on re-evaluation of Sapuchi provisions		(5,658)
Proceeds from Contract liability	26,112	5,653
Other	646	1,726
Net cash flows used in operating activities before changes in non-cash working capital items	(40,245)	(21,828)
Changes in non-cash working capital items	(10,013)	(19,586)
Net cash flows used in operating activities	(50,258)	(41,414)
Investing activities
Mining interests	(47,955)	(138,631)
Property, plant and equipment	(29,409)	(47,535)
Exploration and evaluation expenses	(8,917)	(2,118)
Proceeds on disposals of investments	22,585	43,054
Acquisition of investments in associates		(2,200)
Acquisition of other investments	(212)	(9,094)
Acquisition of Tintic, net of cash acquired	(67,431)
Reclamation deposit	(13,371)
Other	(1,207)	(458)
Net cash flows used in investing activities	(145,917)	(156,982)
Financing activities
Private placements	255,492	39,760
Issuance of common shares	368
Share issue expense	(7,299)	(3,044)
Exercise of warrants		3
Capital payments on lease liabilities	(6,945)	(5,745)
Long-term debt	17,772	4,015
Repayment of long-term debt	(4,860)	(251)
Net cash flows provided from (used in) financing activities	254,528	34,738
Increase (decrease) in cash before impact of exchange rate	58,353	(163,658)
Effects of exchange rate changes on cash	14,184	(362)
Increase (decrease) in cash	72,537	(164,020)
Cash - Beginning of year	33,407	197,427
Cash - end of year	$ 105,900	$ 33,407